Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Apr. 03, 2018
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share			$ 0.00001
Common stock, shares authorized			100,000,000,000
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000	94,000,000,000
Common stock, shares issued	2,940,101,566	2,900,519,681
Common stock, shares outstanding	2,722,361,459	2,609,809,545
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396
iQIYI, INC | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000
Common stock, shares issued	2,940,101,566	2,900,519,681
Common stock, shares outstanding	2,722,361,459	2,609,809,545
iQIYI, INC | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396